Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The HR and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1 ($) (1)	Summary Compensation Table Total for PEO 2 ($) (1)	Compensation Actually Paid to PEO 1 ($) (1)(2)(3)	Compensation Actually Paid to PEO 2 ($) (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)(3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)		Non-GAAP Operating Income ($ Millions) (5)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)		(i)
2023		25,706,880		26,191,537	4,522,802	4,825,132	106.53	124.97	(615)		4,361
2022	15,529,138		17,214,057		3,977,166	4,426,020	93.06	123.43	(2,499	) 6	4,139
2021	14,681,772		7,570,056		3,740,840	3,075,466	81.73	129.31	456		4,401
2020	15,724,518		10,866,321		3,997,258	3,783,167	98.47	114.32	(4,099)		4,388
(1)	Kåre Schultz (PEO 1) was our PEO for the years 2020 through 2022. Richard Francis (PEO 2) was the CEO in 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023

Eli Kalif	Eli Kalif	Eli Kalif	Eli Kalif

Dr. Hafrun Fridriksdottir	Dr. Sven Dethlefs	Dr. Sven Dethlefs	Richard Daniell

Brendan O’Grady	Eric Drapé	Mark Sabag	Eric Drapé

Eric Drapé	Mark Sabag	Eric Drapé	Mark Sabag
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic
718
. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2023	25,706,880	(18,999,993)	19,484,650	26,191,537

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,522,802	(2,624,988)	2,927,317	4,825,132

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2023	19,484,650	0	0	0	0	0	19,484,650

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,729,569	92,894	0	104,854	0	0	2,927,317
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Total Return Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined
Non-GAAP
Operating Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. Please see “Executive Compensation—Compensation Discussion and Analysis—IV. Components of Our Compensation Program—Long-Term Incentive Equity-Based Compensation” above for a description of how
Non-GAAP
Operating Income is determined. This performance measure may not have been the most important financial performance measure for years 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(6)
The amount set forth for Net Income in 2022 has been updated in connection with a revision made in 2023. Please see note 1b to the consolidated financial statements included in the Annual Report on Form
10-K
for the year ended December 31, 2023.

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote

2020	2021	2022	2023

Eli Kalif	Eli Kalif	Eli Kalif	Eli Kalif

Dr. Hafrun Fridriksdottir	Dr. Sven Dethlefs	Dr. Sven Dethlefs	Richard Daniell

Brendan O’Grady	Eric Drapé	Mark Sabag	Eric Drapé

Eric Drapé	Mark Sabag	Eric Drapé	Mark Sabag

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Select Pharmaceuticals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Select Pharmaceuticals Total Return Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 25,706,880	$ 15,529,138	$ 14,681,772	$ 15,724,518
PEO Actually Paid Compensation Amount	$ 26,191,537	17,214,057	7,570,056	10,866,321
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2023	25,706,880	(18,999,993)	19,484,650	26,191,537

Non-PEO NEO Average Total Compensation Amount	$ 4,522,802	3,977,166	3,740,840	3,997,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,825,132	4,426,020	3,075,466	3,783,167
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,522,802	(2,624,988)	2,927,317	4,825,132

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the Dow Jones U.S. Select Pharmaceuticals Total Return Index.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and
Non-GAAP
Operating Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our
Non-GAAP
Operating Income during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the Dow Jones U.S. Select Pharmaceuticals Total Return Index over the same period.

Tabular List, Table
Tabular List of Most Important Financial and
Non-Financial
Performance Measures
The following table presents the financial and
non-financial
performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Non-GAAP Operating Income Net Revenue from Innovative Products Net Revenue from All Other Products Relative TSR Non-GAAP Earnings Per Share
Free Cash Flow

Total Shareholder Return Amount	$ 106.53	93.06	81.73	98.47
Peer Group Total Shareholder Return Amount	124.97	123.43	129.31	114.32
Net Income (Loss)	$ (615,000,000)	$ (2,499,000,000)	$ 456,000,000	$ (4,099,000,000)
Company Selected Measure Amount	4,361,000,000	4,139,000,000	4,401,000,000	4,388,000,000
PEO Name	Richard Francis	Kåre Schultz	Kåre Schultz	Kåre Schultz
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description	We determined
Non-GAAP
Operating Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. Please see “Executive Compensation—Compensation Discussion and Analysis—IV. Components of Our Compensation Program—Long-Term Incentive Equity-Based Compensation” above for a description of how
Non-GAAP
	Operating Income is determined. This performance measure may not have been the most important financial performance measure for years 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue from Innovative Products
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue from All Other Products
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Earnings Per Share
Measure:: 6
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,999,993)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,484,650
PEO | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,484,650
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,624,988)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,927,317
Non-PEO NEO | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,729,569
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,894
Non-PEO NEO | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,854
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0